CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 313,065	$ 288,768
Available for sale investments	1,954	1,713
Accounts receivable, net of allowance for credit losses	1,850,362	1,731,388
Unbilled revenue	941,884	957,655
Other receivables	121,687	63,658
Prepayments and other current assets	150,193	137,094
Income taxes receivable	42,039	48,790
Total current assets	3,421,184	3,229,066
Non-current assets:
Property, plant and equipment, net	342,262	350,320
Goodwill	8,982,896	8,971,670
Intangible assets	3,934,673	4,278,659
Operating right-of-use assets	132,319	153,832
Other receivables	52,797	70,790
Income taxes receivable	40,481	21,380
Deferred tax asset	83,095	76,930
Investments in equity- long term	41,790	32,631
Total Assets	17,031,497	17,185,278
Current Liabilities:
Accounts payable	87,317	81,194
Unearned revenue	1,663,183	1,507,449
Other liabilities	948,829	1,005,025
Income taxes payable	41,518	41,783
Current bank credit lines and loan facilities	130,150	55,150
Total current liabilities	2,870,997	2,690,601
Non-current liabilities:
Non-current bank credit lines and loan facilities	3,911,522	4,599,037
Lease liabilities	121,424	131,644
Non-current other liabilities	41,661	38,260
Non-current income taxes payable	242,972	239,188
Deferred tax liability	883,887	988,585
Commitments and contingencies	0	0
Total Liabilities	8,072,463	8,687,315
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 82,326,976 shares issued and outstanding at September 30, 2023 and 81,723,555 shares issued and outstanding at December 31, 2022	6,688	6,649
Additional paid-in capital	6,924,073	6,840,306
Other undenominated capital	1,162	1,162
Accumulated other comprehensive loss	(190,190)	(171,538)
Retained earnings	2,217,301	1,821,384
Total Shareholders' Equity	8,959,034	8,497,963
Total Liabilities and Shareholders' Equity	$ 17,031,497	$ 17,185,278